LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION,

DATED MARCH 1, 2017, OF

CLEARBRIDGE INTERNATIONAL VALUE FUND

Effective June 1, 2017, the following text replaces the information in the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Other Accounts Managed by the Portfolio Managers”:

Unless otherwise noted, all information is provided as of October 31, 2016.

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (billions) ($)
Paul D. Ehrlichman	Registered investment companies	1	0.14	2	0.18
	Other pooled investment vehicles	6	0.14	None	None
	Other accounts	1,794	2.18	None	None

Sean M. Bogda	Registered investment companies	1	0.14	2	0.18
	Other pooled investment vehicles	6	0.14	None	None
	Other accounts	1,793	2.18	None	None

Safa R. Muhtaseb	Registered investment companies	1	0.14	2	0.18
	Other pooled investment vehicles	6	0.14	None	None
	Other accounts	1,793	2.18	None	None

Grace Su*	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None

*	Information is provided as of April 30, 2017.

Effective June 1, 2017, the following text replaces the information in the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Portfolio Manager Securities Ownership”:

Unless otherwise noted, all information is provided as of October 31, 2016.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Paul D. Ehrlichman	100,001-500,000
Sean M. Bogda	50,001-100,000
Safa R. Muhtaseb	None
Grace Su*	1-10,000

*	Information is provided as of April 30, 2017.

Please retain this supplement for future reference.

CBAX377786